INVESTMENT SECURITIES (Details 2) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Investment Holdings [Line Items]
Less than 12 months, Aggregate Fair Value	$ 277,919	$ 61,477	$ 59,927
Less than 12 Months, Gross Unrealized Losses	10,308	309	387
12 months or longer, Aggregate Fair Value	16,228	8,489	7,120
12 Months or Longer, Gross Unrealized Losses	3,936	4,238	4,229
Aggregate Fair Value, Total	294,147	69,966	67,047
Gross Unrealized Losses, Total	14,244	4,547	4,616
Obligations of U.S. Government Agencies [Member]
Investment Holdings [Line Items]
Less than 12 months, Aggregate Fair Value	209,712	29,499	14,729
Less than 12 Months, Gross Unrealized Losses	8,771	89	22
12 months or longer, Aggregate Fair Value	0	1,111	0
12 Months or Longer, Gross Unrealized Losses	0	1	0
Aggregate Fair Value, Total	209,712	30,610	14,729
Gross Unrealized Losses, Total	8,771	90	22
Mortgage Backed Securities issued by U.S. Government Agencies [Member]
Investment Holdings [Line Items]
Less than 12 months, Aggregate Fair Value	52,167	22,217	26,453
Less than 12 Months, Gross Unrealized Losses	1,096	90	35
12 months or longer, Aggregate Fair Value	7,233	0	0
12 Months or Longer, Gross Unrealized Losses	139	0	0
Aggregate Fair Value, Total	59,400	22,217	26,453
Gross Unrealized Losses, Total	1,235	90	35
Obligations of States and Political Subdivisions [Member]
Investment Holdings [Line Items]
Less than 12 months, Aggregate Fair Value	14,070	7,801	12,766
Less than 12 Months, Gross Unrealized Losses	409	90	239
12 months or longer, Aggregate Fair Value	2,675	1,540	1,261
12 Months or Longer, Gross Unrealized Losses	64	10	6
Aggregate Fair Value, Total	16,745	9,341	14,027
Gross Unrealized Losses, Total	473	100	245
Trust Preferred CDO Securities [Member]
Investment Holdings [Line Items]
Less than 12 months, Aggregate Fair Value	0	0	0
Less than 12 Months, Gross Unrealized Losses	0	0	0
12 months or longer, Aggregate Fair Value	5,861	5,406	5,467
12 Months or Longer, Gross Unrealized Losses	3,652	4,119	4,075
Aggregate Fair Value, Total	5,861	5,406	5,467
Gross Unrealized Losses, Total	3,652	4,119	4,075
Corporate Debt Securities [Member]
Investment Holdings [Line Items]
Less than 12 months, Aggregate Fair Value	1,970	1,960	5,979
Less than 12 Months, Gross Unrealized Losses	32	40	91
12 months or longer, Aggregate Fair Value	0	0	0
12 Months or Longer, Gross Unrealized Losses	0	0	0
Aggregate Fair Value, Total	1,970	1,960	5,979
Gross Unrealized Losses, Total	32	40	91
Equity Securities [Member]
Investment Holdings [Line Items]
Less than 12 months, Aggregate Fair Value	0	0	0
Less than 12 Months, Gross Unrealized Losses	0	0	0
12 months or longer, Aggregate Fair Value	459	432	392
12 Months or Longer, Gross Unrealized Losses	81	108	148
Aggregate Fair Value, Total	459	432	392
Gross Unrealized Losses, Total	$ 81	$ 108	$ 148